H. Income Taxes	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
H. Income Taxes

As of September 30, 2012 and 2011, the Company had federal net operating loss (“NOL”) carry-forwards of $110,986,000 and $111,347,000, respectively and state operating loss carry-forwards of $32,912,000 and $34,757,000, respectively. The use of these federal and state NOL carry-forwards might be subject to limitation under the rules regarding a change in stock ownership as determined by the Internal Revenue Code (the “Code”). The Company may have had a change of control under Section 382 of the Code during fiscal 2004 and 2006; however, a complete analysis of the limitation of the NOL carry-forwards will not be completed until the time the Company projects it will be able to utilize such NOLs. The federal net operating and the state net operating losses began to expire in 2010. Additionally, the Company had federal research and development carry-forwards as of September 30, 2012 and 2011 of $3,587,000 and $3,329,000, respectively. The Company had state research and development carry-forwards as of September 30, 2012 and 2011 of $892,000 and $624,000, respectively.

Significant components of the Company’s deferred tax assets at September 30, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Net operating loss carry-forwards	$40,645	$40,939
Research and development credit carry-forwards	4,479	3,953
Accrued payroll related liabilities	2,802	2,750
Depreciation and amortization	939	—
State Taxes	(1,554)	(1,450)
Total deferred tax assets	47,311	46,192
Deferred tax liabilities	—	—
Valuation allowance for deferred assets	(47,311)	(46,192)
Net deferred tax asset	$—	$—

Due to the uncertainty surrounding the realization of the favorable tax attributes in future tax returns, all of the deferred tax assets have been fully offset by a valuation allowance. The change in the valuation allowance is primarily a result of the net operating loss carry-forwards.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the provision for income taxes as follows (dollars in thousands):

	2012	2011
Effective income tax rate	0%	0%

United States Federal income tax at statutory rate	$577	$95
State income taxes (net of federal benefit)	99	2
Warrant expense	(1,621)	(1,311)
Prior year deferred true up	1,119	1,178
Change in valuation reserves	(365)	(212)
Other	193	250
Provision for income taxes	$2	$2